Summary of Activity Under Stock plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 15.4	$ 13.5	$ 33.7
Cash received from stock option exercises	13.9	10.9	22.0
Tax benefit related to stock option exercises	4.4	4.7	10.8
Stock based compensation	13.9	13.8	8.5
Tax benefit related to stock based compensation	$ 5.2	$ 5.2	$ 3.2